Capital Stock	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Equity [Abstract]
Capital Stock

6.) Capital Stock

(a) Common Shares

Authorized

The Company is authorized to issue an unlimited number of common shares with no par value.

Issued and Outstanding

On May 18, 2016, 44,500 common shares purchase warrants were exercised at USD$0.04 ($0.052) per warrant for total cash proceeds of USD$1,780 ($2,318).

On May 15, 2016, 13,874 shares to be issued were issued as common shares.

On June 22, 2016, 15,264 shares to be issued were issued as common shares.

On June 30, 2016, 66,667 common shares were issued to a consultant in settlement of a debt at a value of $64,585 based upon an estimated fair market value of USD$0.75 ($0.97) per share at the time of issuance.

On June 30, 2016, 250,000 common shares were issued to a consulting firm as a portion of the compensation for services initiated on June 24, 2016 and to be provided over a 6 month period at a value of $201,481 based upon an estimated fair market value of USD$0.62 ($0.81) per share at the date of issue. This amount was expensed during the six months ended September 30, 2016 as professional fees on the condensed interim statements of operations.

Equity to be issued

On May 19, 2016, the Company signed a letter of engagement with an agent in connection with proposed placements of up to USD$10,000,000 ($13,117,000) which included as part of the fee the issuance of 100,000 common shares as a non-refundable retainer at a value of $101,579 based upon an estimated fair market value of USD$0.78 ($1.02) per share at the time of the agreement (See Note 8). The retainer has been recorded as a prepaid expense on the condensed interim balance sheet as at September 30, 2016.

On April 18, 2016, the Company signed an agreement with a consultant pursuant to which it has committed to issue 250,000 common shares of the Company as compensation for services to be rendered over a period of 5 months. Two directors and officers of the Company transferred 250,000 of their personal shares to the consultant and as such the Company has agreed to reimburse the directors and officers for these common shares transferred by issuance of common shares from treasury. The commitment was valued at $86,380 based upon an estimated fair market value of USD$0.27 ($0.35) per share at the date of issue and was expenses during the six months ended September 30, 2016 as professional fees on the condensed interim statements of operations.

On July 6, 2016, the Company committed to issue 20,000 common shares to a consultant in settlement of a debt at a value of $19,500 (USD$15,000) based upon an estimated fair market value of USD$0.75 ($0.97) per share at the time of commitment. These shares were issued subsequent to September 30, 2016 (See Note 11).

Additionally, 250,000 common shares were to be issued on August 24, 2016 at a value of $113,225 based upon an estimated fair market value of $USD$0.35 ($0.45) per share at the date of issue to a consulting firm as a portion of the compensation for services initiated on June 24, 2016 and to be provided over a 6 month period. These shares were issued subsequent to September 30, 2016 (See Note 11). The amount has been recorded as a prepaid expense on the condensed interim balance sheet as at September 30, 2016 of which the Company amortized $27,683 of this prepaid expense, which was recorded as professional fees on the condensed interim statements of operations.

	Common shares to be issued	Value ($)

Balance, March 31, 2016	146,603	339,949

Equity issued	(29,138)	(60,325)

Equity to be issued as compensation	620,000	320,684

Balance, September 30, 2016	737,465	600,308

Equity Purchase Agreement (“EPA”)

On September 10, 2015 the Company entered into the EPA. The holder of the EPA is committed to purchase up to USD$750,000 worth of the Company’s common shares (the “Put Shares”) over the 12 month term of the EPA. The Company paid to the holder of the EPA a commitment fee for entering into the EPA equal to 50,000 restricted common shares of the Company, valued at $67,195, based on the stock price in the most recent private placement as the Company’s shares had not yet begun to trade on a public market.

From time to time over the EPA, commencing on the trading day immediately following the date on which the registration statement covering the resale of the Put Shares (the “Registration Statement”) is declared effective by the Securities and Exchange Commission (the “Commission”), the Company may, in its sole discretion, draw upon the EPA periodically during the term by the Company’s delivery to the holder of the EPA, a written notice requiring the holder to purchase a dollar amount in common shares (the “Draw Down Notice”). The shares issuable pursuant to a Draw Down Notice, when aggregated with the shares then held by the holder on the date of the draw down may not exceed the lessor of (i) 4.99% of the Company’s outstanding common shares, (ii) USD$62,500 in any 30 days period or (iii) 100% of the aggregate trading volume for the 10 trading days immediately preceding the date of the Draw Down Notice without the prior written consent of the holder. The purchase price per common share purchased under the EPA shall equal 65% of the lowest closing bid for the 10 days immediately preceding the date of the Draw Down Notice. The Registration Statement was filed with the Commission on October 1, 2015 and was declared effective by the Commission on March 3, 2016.

On June 23, 2016, the Company agreed in conjunction with RY Capital Group, LLC and GHS Investments, LLC to assign the EPA to GHS Investments, LLC. The change made to the EPA include increasing the share purchase price per common share to 80% from 65% of the lowest closing bid for the 10 trading days immediately preceding the date of the draw down notice, increasing the upper limit on individual draws to USD$75,000 from USD$62,500 and including a true-up feature whereby if the lowest volume-weighted average price (“VWAP”) for the ten trading days following a draw down (the “Trading Period”) is less than 85% of the purchase price of the common shares issued in connection with a draw down, then the Company shall issue such additional common shares as maybe necessary to adjust the purchase price for such draw down to equal the VWAP during the Trading Period. See also Note 11.

(b) Warrants

As at September 30, 2016, the following warrants were outstanding:

Expiration Date	Number of Warrants	Number of Warrants Exercisable	Weighted Average Exercise Price	Grant Date Fair Value Equity		Fair Value - at September 30, 2016 of Vested Warrants - Liability
June 6, 2017	22,500	22,500	$1.12	$16,110		$
April 1, 2017	325,000	-	USD $0.04	-
			($0.052)
October 22, 2016*	3,350	3,350	USD $1.50	-
			($1.97)
November 30, 2016 8,850	8,850	8,850	USD $2.00	-
			($2.62)
	359,700	34,700	$0.20	$16,110	$	$

* Subsequent to September 30, 2016, these warrants expired unexercised.

i)	In connection with a private placement offering completed during the year ended March 31, 2015, the Company granted an aggregate of 8,850 share purchase warrants each exercisable into one common share at USD$2.00 ($2.62) until November 30, 2016. The fair value of the warrants at the date of grant of $6,213 was estimated using the Black-Scholes option pricing model, based on the following weighted average assumptions: expected dividend yield of 0%; expected volatility of 124%; risk free interest rate of 1.02%; and expected term of 2 years.

ii)	During the year ended March 31, 2015, the Company also issued 27,500 warrants of the Company valued at $19,290 for services rendered of which 22,500 warrants were granted to an officer of the Company. The compensation expense has been included in professional fees on the statements of operations. Each warrant entitles the holder to purchase one common share at an exercise price of $1.12 for a period ranging from 2.15 to 3 years after the date of issuance. The fair value of the warrants at the date of grant of $19,290 was estimated using the Black-Scholes option pricing model, based on the following weighted average assumptions: expected dividend yield of 0%; risk free interest rate of 1.14%; expected volatility of 182%; and expected term of 2.85 years.

iii)	In connection with the unit issuance completed October 22, 2014 in settlement of debt, the Company granted 3,350 share purchase warrants exercisable into one common share at USD$1.50 ($1.97) per share for a period of 2 years from the date of issuance. The fair value of the warrants at the date of grant of $2,060 was estimated using the Black-Scholes option pricing model, based on the following assumptions: expected dividend yield of 0%; expected volatility of 123%; risk free interest rate of 0.99%; and expected term of 2 years.

iv)	In connection with a consulting agreement (see Note 8), the Company granted 625,000 common share purchase warrants with each warrant entitling the grantee to acquire one common share in the capital of the Company at an exercise price of USD$0.04 ($0.052) at any time prior to April 1, 2017. Of the warrants granted, 300,000 vested on September 3, 2014 with the unvested portion vesting pro-rata for each USD$250,000 ($327,925) raised in an offering, fully vesting upon USD$1,500,000 ($1,967,550) being raised. The fair value of the 625,000 warrants at the date of grant of $500,000 was estimated using the Black-Scholes option pricing model, based on the following assumptions: expected dividend yield of 0%; expected volatility of 159%; risk free interest rate of 1.25%; and expected term of 3 years.

For the six month period ended September 30, 2016, the Company recorded $Nil, (2015 - $Nil) as compensation expense for warrants issued to a consultant for service, net of a market adjustment for the six months period ended September 30, 2016 of $16,042 (2015 - $Nil). The expense was recorded as professional fees on the statements of operations.

ASC 815 “Derivatives and Hedging” indicates that warrants with exercise prices denominated in a currency other than an entity’s functional currency should not be classified as equity. As a result, warrants with a USD exercise price have been treated as derivatives and recorded as liabilities carried at their fair value, with period-to-period changes in the fair value recorded as a gain or loss in the statements of operations.

The continuity of warrants for the period ended September 30, 2016 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, March 31, 2016	709,583	$1.06
Exercised	(44,500)	0.05
Expired, unexercised	(305,383)	2.22
Balance, September 30, 2016	359,700	$0.20

As at September 30, 2016, the fair value of the 337,200 (March 31, 2016 – 381,700) warrants exercisable in US dollars was $156,000 (March 31, 2016 - $222,803) which was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: expected dividend yield of 0% (March 31, 2016 - 0%); expected volatility of 227% (March 31, 2016 – 150%); risk-free interest rate of 0.52% (March 31, 2016 – 0.54%) and expected term of 0.49 years (March 31, 2016 – 0.99 years). Of this amount, $Nil (March 31, 2016 - $27,479) was reflected as a liability as at September 30, 2016, representing the percentage of the fair value of the warrants that is equal to the percentage of the requisite service that has been rendered at September 30, 2016.

The warrant liability is classified as Level 3 within the fair value hierarchy (See Note 10). The Company’s computation of expected volatility during the periods ended September 30, 2016 and 2015 is based on the market close price of comparable public entities over the period equal to the expected life of the warrants. The Company’s computation of expected life is calculated using the contractual life.

(c) Stock-based compensation

The Company’s stock-based compensation program (the “Plan”) includes stock options in which some options vest based on continuous service. For those equity awards that vest based on continuous service, compensation expense is recorded over the service period from the date of grant.

The total number of options outstanding as at September 30, 2016 was 930,000 (March 31, 2016 – 930,000). The weighted average grant date fair value of options granted during the periods ended September 30, 2016 was $n/a (2015 - $n/a). The maximum number of options that may be issued under the Plan is floating at an amount equivalent to 15% of the issued and outstanding common shares, or 1,513,703 as at September 30, 2016 (March 31, 2016 – 1,455,158).

The activities in options outstanding are as noted below:

	Number of Options Granted	Weighted Average Exercise Price
Balance, March 31, 2016	930,000	$2.05
Granted	-	$-
Balance, September 30, 2016	930,000	$2.05

The following table presents information relating to stock options outstanding and exercisable at September 30, 2016.

	Options Outstanding		Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
$1.73	505,000	3.20	398,333	$1.73	3.20
$2.43	425,000	4.25	177,083	$2.43	4.25
$2.05	930,000	3.57	575,416	$1.93	3.52

For the three and six month periods ended September 30, 2016, the Company recorded $126,449 and $277,554, respectively (2015 - $112,976 and $188,026 respectively) as Additional Paid in Capital for options issued to directors, officers and consultants based on continuous service. This expense was recorded as stock based compensation on the statements of operations. Additionally for the three and six month periods ended September 30, 2016, the Company recorded $315,543 (2015 - $nil) as professional fees for services rendered.

9.)	Capital Stock

(a) Common Shares

Authorized

The Company is authorized to issue an unlimited number of common shares with no par value.

Issued and Outstanding

On June 6, 2014, the Company closed a private placement for gross proceeds of $647,860 of which $328,180 was received as at March 31, 2014 and reflected as equity to be issued. Pursuant to the private placement, the Company issued 556,118 units at $1.12 per unit for gross proceeds of $622,860 and 44,642 units at $0.56 per unit for gross proceeds of $25,000, with each unit comprised of one common share and one-half of one (1/2) common share purchase warrant. Each whole warrant is exercisable at $1.68 per share within the first twelve months of the close of the private placement and $2.24 per share for the second twelve month period to expiration. Immediate family members of management subscribed for 57,000 units for gross proceeds of $63,840 pursuant to this private placement.

On October 22, 2014, a consultant was issued 6,700 units in settlement of debt owed in the amount of USD$10,050 ($11,256), each unit comprised of one common share and one-half of one (1/2) common share purchase warrant. Each whole warrant is exercisable at USD$1.50 ($1.94) per share until October 22, 2016.

On November 24, 2014, the Company closed a further private placement for gross proceeds of $30,000. Pursuant to the private placement, the Company issued 17,700 units at USD$1.50 ($1.695) per unit for gross proceeds of $30,000, each unit comprising one common share and one-half of one (1/2) common share purchase warrant. Each whole warrant is exercisable at USD$2.00 ($2.59) per share until November 30, 2016.

Additionally, on November 22, 2014, 25,000 common share purchase warrants were exercised at USD$0.04 ($0.046) per warrant for total cash proceeds of USD$1,000 ($1,113).

On June 25, 2015, 12,500 common share purchase warrants were exercised at USD$0.04 ($0.048) per warrant for total cash proceeds of USD$500 ($620).

On September 10, 2015, a consultant was issued 50,000 common shares for services rendered in the amount of $67,195, this amount has been recorded as professional fees on the statement of operations.

On November 5, 2015, 31,000 common share purchase warrants were exercised at USD$0.04 ($0.052) per warrant for total cash proceeds of USD$1,240 ($1,632).

On December 18, 2015, 51,600 common share purchase warrants were exercised at USD$0.04 ($0.054) per warrant for total cash proceeds of USD$2,064 ($2,834).

On December 22, 2015, 31,000 common share purchase warrants were exercised at USD$0.04 ($0.056) per warrant for total cash proceeds of USD$1,240 ($1,735).

On December 31, 2015, 48,400 common share purchase warrants were exercised at USD$0.04 ($0.055) per warrant for total cash proceeds of USD$1,936 ($2,683).

On December 31, 2015, a private placement was completed to issue 31,532 common shares at USD$1.11 ($1.54) per share for gross proceeds of USD$35,000 ($48,441). The shares were subscribed for by a family member of an officer.

On December 31, 2015, a consultant was issued 10,000 common shares for services rendered in the amount of USD$17,200 ($23,805). Another consultant was issued 93,000 common shares for services rendered in the amount of USD$159,960 ($221,385) (see Note 11), these amounts have been recorded as professional fees on the statement of operations.

On January 4, 2016, 31,000 common share purchase warrants were exercised at USD$0.04 ($0.056) per warrant for total cash proceeds of USD$1,240 ($1,732).

On February 25, 2016, 25,000 common share purchase warrants were exercised at USD$0.04 ($0.056) per warrant for total cash proceeds of USD$1,000 ($1,378).

Shares to be issued

On December 31, 2015, the term loan described in Note 7 was converted into shares to be issued at a value of $54,975 based upon an estimated fair market value of USD$1.72 ($2.38) per share at the time of conversion.

On December 31, 2015, advances from related parties described in Note 6 were converted into shares to be issued at a value of $117,526 based upon a fair market value of USD$1.72 ($2.38) per share at the time of conversion.

On December 31, 2015, the Company agreed to issue 45,000 compensatory shares to three officers of the Company with a fair market value of USD$1.72 ($2.38) per share for a total value of $107,123. This expense was recorded as stock based compensation on the statements of operations.

On December 31, 2015, a consulting firm was granted 13,874 shares to be issued for services rendered in the amount of USD$22,500 ($31,140), these amounts have been recorded as professional fees on the statement of operations.

On March 31, 2016, a consulting firm was granted 15,264 shares to be issued for services in the amount of USD$22,500 ($29,185). This amount has been recorded as professional fees on the statement of operations.

Equity Purchase Agreement (“EPA”)

On September 10, 2015 the Company entered into the EPA. The holder of the EPA is committed to purchase up to USD$750,000 worth of the Company’s common shares (the “Put Shares”) over the 12 month term of the EPA. The Company paid to the holder of the EPA a commitment fee for entering into the EPA equal to 50,000 restricted common shares of the Company, valued at $67,195, based on the stock price in the most recent private placement as the Company’s shares had not yet begun to trade on a public market.

From time to time over the EPA, commencing on the trading day immediately following the date on which the registration statement covering the resale of the Put Shares (the “Registration Statement”) is declared effective by the Securities and Exchange Commission (the “Commission”), the Company may, in its sole discretion, draw upon the EPA periodically during the term by the Company’s delivery to the holder of the EPA, a written notice requiring the holder to purchase a dollar amount in common shares (the “Draw Down Notice”). The shares issuable pursuant to a Draw Down Notice, when aggregated with the shares then held by the holder on the date of the draw down may not exceed the lessor of (i) 4.99% of the Company’s outstanding common shares, (ii) USD$62,500 in any 30 days period or (iii) 100% of the aggregate trading volume for the 10 trading days immediately preceding the date of the Draw Down Notice without the prior written consent of the holder. The purchase price per common share purchased under the EPA shall equal 65% of the lowest closing bid for the 10 days immediately preceding the date of the Draw Down Notice. The Registration Statement was filed with the Commission on October 1, 2015 and was declared effective by the Commission on March 3, 2016. See Note 14.

(b) Warrants

As at March 31, 2016, the following warrants were outstanding:

		Number of	Weighted		Grant Date	Fair Value at March 31, 2016
	Number of	Warrants	Average		Fair Value	of Vested
Expiration Date	Warrants	Exercisable	Exercise Price		Equity	Warrants - Liability
June 6, 2016*	300,383	300,383		$2.24	$170,908	$-
June 7, 2016*	5,000	5,000		$1.12	3,180	-
June 6, 2017	22,500	22,500		$1.12	16,110	-
April 1, 2017	369,500	44,500	USD $	0.04	-	26,744
				$(0.052)
October 22, 2016	3,350	3,350	USD $	1.50	-	60
				$(1.95)
November 30, 2016	8,850	8,850	USD $	2.00	-	675
				$(2.59)
	709,583	384,583		$1.06	$190,198	$27,479

* Expired unexercised subsequent to the year-ended March 31, 2016.

i)	In connection with a private placement offering completed during the year ended March 31, 2015, the Company granted an aggregate of 300,383 share purchase warrants each exercisable into one common share at $1.68 during the first year and at $2.24 during the second year. The fair value of the warrants at the date of grant of $170,908 was estimated using the Black-Scholes option pricing model, based on the following weighted average assumptions: expected dividend yield of 0%; expected volatility of 173%; risk free interest rate of 1.06%; and expected term of 2 years.

ii)	In connection with a second private placement offering completed during the year ended March 31, 2015, the Company granted an aggregate of 8,850 share purchase warrants each exercisable into one common share at USD$2.00 ($2.59) until November 30, 2016. The fair value of the warrants at the date of grant of $6,213 was estimated using the Black-Scholes option pricing model, based on the following weighted average assumptions: expected dividend yield of 0%; expected volatility of 124%; risk free interest rate of 1.02%; and expected term of 2 years.

iii)	During the year ended March 31, 2015, the Company also issued 27,500 warrants of the Company valued at $19,290 for services rendered of which 22,500 warrants were granted to an officer of the Company. The compensation expense has been included in professional fees on the statements of operations. Each warrant entitles the holder to purchase one common share at an exercise price of $1.12 for a period ranging from 2.15 to 3 years after the date of issuance. The fair value of the warrants at the date of grant of $19,290 was estimated using the Black-Scholes option pricing model, based on the following weighted average assumptions: expected dividend yield of 0%; risk free interest rate of 1.14%; expected volatility of 182%; and expected term of 2.85 years.

iv)	In connection with the unit issuance completed October 22, 2014 in settlement of debt, the Company granted 3,350 share purchase warrants exercisable into one common share at USD$1.50 ($1.95) per share for a period of 2 years from the date of issuance. The fair value of the warrants at the date of grant of $2,060 was estimated using the Black-Scholes option pricing model, based on the following assumptions: expected dividend yield of 0%; expected volatility of 123%; risk free interest rate of 0.99%; and expected term of 2 years.

v)	In connection with a consulting agreement (see Note 11), the Company granted 625,000 common share purchase warrants with each warrant entitling the grantee to acquire one common share in the capital of the Company at an exercise price of USD$0.04 ($0.052) at any time prior to April 1, 2017. Of the warrants granted, 300,000 vested on September 3, 2014 with the unvested portion vesting pro-rata for each USD$250,000 ($324,275) raised in an offering, fully vesting upon USD$1,500,000 ($1,945,650) being raised. The fair value of the 625,000 warrants at the date of grant of $500,000 was estimated using the Black-Scholes option pricing model, based on the following assumptions: expected dividend yield of 0%; expected volatility of 159%; risk free interest rate of 1.25%; and expected term of 3 years.

For the year ended March 31, 2016, the Company recorded $Nil (2015 - $240,000) as compensation expense for warrants issued to a consultant for services, plus a market adjustment for the year ended March 31, 2016 of $171,655 (2015 - $149,280). This expense was recorded as professional fees on the statement of operations.

ASC 815 “Derivatives and Hedging” indicates that warrants with exercise prices denominated in a currency other than an entity’s functional currency should not be classified as equity. As a result, warrants with a USD exercise price have been treated as derivatives and recorded as liabilities carried at their fair value, with period-to-period changes in the fair value recorded as a gain or loss in the statements of operations.

The continuity of warrants for the years ended March 31, 2015 and 2016 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, March 31, 2014	-	$-
Granted	965,083	0.79
Exercised	(25,000)	0.05
Balance, March 31, 2015	940,083	0.63
Exercised	(230,500)	0.05
Balance, March 31, 2016	709,583	$1.06

As at March 31, 2016, the fair value of the 381,700 (2015 – 612,200) warrants exercisable in US dollars, remaining after the exercise of 255,500 warrants (2015 – 25,000), was $222,803 (2015 - $786,403) which was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: expected dividend yield of 0% (2015 - 0%); expected volatility of 150% (2015 – 118%); risk-free interest rate of 0.54% (2015 – 0.52%) and expected term of 0.99 years (2015 – 2 years). Of this amount, $27,479 (2015 - $364,878) was reflected as a liability as at March 31, 2016, representing the percentage of the fair value of the warrants that is equal to the percentage of the requisite service that has been rendered at March 31, 2016.

The warrant liability is classified as Level 3 within the fair value hierarchy (See Note 13). The Company’s computation of expected volatility during the years ended March 31, 2016 and 2015 is based on the market close price of comparable public entities over the period equal to the expected life of the warrants. The Company’s computation of expected life is calculated using the contractual life.

The Company’s stock-based compensation program (the “Plan”) includes stock options in which some options vest based on continuous service. For those equity awards that vest based on continuous service, compensation expense is recorded over the service period from the date of grant.

The total number of options outstanding as at March 31, 2016 was 930,000 (2015 – 505,000). The weighted average grant date fair value of options granted during the year ended March 31, 2016 was $2.21 (2015 - $1.18). The maximum number of options that may be issued under the Plan is floating at an amount equivalent to 15% of the issued and outstanding common shares, or 1,455,158 as at March 31, 2016 (2015 – 1,388,461).

During the year ended March 31, 2015, 505,000 options were granted to officers, employees and consultants of the Company. The exercise price of these options is $1.73. Of this grant, 420,000 options vest as to one-third on the date of grant and one-third vest on each of the first anniversary and the second anniversary of the grant date; 60,000 options vest as to one quarter on the date of grant and one quarter vesting at 90 days, 180 days and 270 days from the grant date; and 25,000 options vested immediately. Since stock-based compensation is recognized only for those awards that are ultimately expected to vest, the Company has applied an estimated forfeiture rate (based on historical experience and projected employee turnover) to unvested awards for the purpose of calculating compensation expense. The grant date fair value of these options was estimated as $1.18 using the Black-Scholes option pricing model, based on the following assumptions: expected dividend yield of 0%; expected volatility of 144%; expected risk free interest rate of 1.39%; and expected term of 5 years.

During the year ended March 31, 2016, 425,000 options were granted to officers and consultants of the Company. The exercise price of these options is $2.43. Of this grant, 340,000 options vest as to one-third on the grant date and one-third vesting on each of the first anniversary and the second anniversary of the grant date; 85,000 options vest as to one quarter on the date of grant and one quarter vesting at 90 days, 180 days and 270 days from the grant date. Since stock-based compensation is recognized only for those awards that are ultimately expected to vest, the Company has applied an estimated forfeiture rate (based on historical experience and projected employee turnover) to unvested awards for the purpose of calculating compensation expense. The grant date fair value of these options was estimated as $2.21 using the Black-Scholes option pricing model, based on the following assumptions: expected dividend yield of 0%; expected volatility of 157%; expected risk free interest rate of 0.66%; and expected term of 5 years.

The Company’s computation of expected volatility during the years ended March 31, 2016 and 2015 is based on the market close price of comparable public entities over the period equal to the expected life of the options. The Company’s computation of expected life is calculated using the contractual life.

For the year ended March 31, 2016, the Company recorded $701,849 (2015 - $324,916) as Additional Paid in Capital for options issued to directors, officers and consultants based on continuous service. This expense was recorded as stock based compensation on the statements of operations. Additionally, for the year ended March 31, 2016, the Company recorded $372,709 (2015 – Nil) as professional fees for 153,000 common shares issued and 29,138 shares to be issued to consultants for services rendered. The expense was recorded as professional fees on the statements of operations.

The activities in options outstanding are as noted below:

	Number of Options Granted	Weighted Average Exercise Price
Balance, March 31, 2014	-	-
Granted	505,000	$1.73
Balance, March 31, 2015	505,000	$1.73
Granted	425,000	$2.43
Balance, March 31, 2016	930,000	$2.05

The following table presents information relating to stock options outstanding and exercisable at March 31, 2016.

	Options Outstanding		Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
$1.73	505,000	3.70	398,333	$1.73	3.70
$2.43	425,000	4.75	134,583	$2.43	4.75
$2.05	930,000	4.05	532,916	$1.91	3.97